FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS
Liabilities	$ 27,213,612	$ 25,403,246
Cash	$ 82,165,273	$ 100,484,576	$ 47,731,125